Taxes on Income (Details) - Schedule of amount of tax reflected in the consolidated statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amount Of Tax Reflected In The Consolidated Statements Of Loss Abstract
Income (Loss) before taxes on income	$ (10,097)	$ 4,151	$ (6,841)
Theoretical tax rate	23.00%	23.00%	23.00%
Theoretical tax expense (benefit)	$ (2,322)	$ 955	$ (1,575)
Change in fair value of assets and liabilities measured at fair value through profit or loss	(38)	(275)	86
Share-based compensation	183	539	298
Amortization of excess purchase price of an associate		60	126
Profit recognized upon deconsolidation		(2,678)
Profit recognized upon first time consolidation	(529)
Non-deductible expenses	723
Different tax rates applicable to subsidiaries	(360)	(85)
Tax benefits in respect of prior years	(84)
Other	17		2
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,521	1,589	1,072
Taxes on income	$ 111	$ 105	$ 9